Long-Term Debt	12 Months Ended
Aug. 31, 2019
Long-Term Debt [Abstract]
Long-Term Debt
14. LONG-TERM DEBT
		2019			2018
	Effectiveinterestrates	Long-termdebt atamortizedcost (1)	Adjustmentfor finance costs (1)	Long-termdebtrepayableat maturity	Long-termdebt atamortizedcost (1)	Adjustmentfor finance costs (1)	Long-termdebtrepayableat maturity
	%	$	$	$	$	$	$
Corporate
Cdn fixed rate senior notes-
5.65% due October 1, 2019	5.69	1,250	-	1,250	1,248	2	1,250
5.50% due December 7, 2020	5.55	499	1	500	499	1	500
3.15% due February 19, 2021	3.17	299	1	300	299	1	300
3.80% due November 2, 2023	3.80	498	2	500	-	-	-
4.35% due January 31, 2024	4.35	498	2	500	498	2	500
3.80% due March 1, 2027	3.84	298	2	300	298	2	300
4.40% due November 2, 2028	4.40	496	4	500	-	-	-
6.75% due November 9, 2039	6.89	1,420	30	1,450	1,419	31	1,450
		5,258	42	5,300	4,261	39	4,300
Other
Burrard Landing Lot 2 Holdings Partnership	Various	50	-	50	50	-	50
Total consolidated debt		5,308	42	5,350	4,311	39	4,350
Less current portion		1,251	1	1,252	1	-	1
		4,057	41	4,098	4,310	39	4,349
(1)	Long-term debt is presented net of unamortized discounts and finance costs.

Corporate

Bank loans

During 2012, a syndicate of banks provided the Company with an unsecured $1 billion credit facility which includes a maximum revolving term or swingline facility of $50. During 2016, the Company elected to increase its borrowing capacity by $500 under the terms of the amended facility. On November 21, 2018, the Company amended the terms of its bank credit facility to extend the maturity date to December 2023.

Subsequent to year-end, on November 21, 2019, the Company further extended the term from December 2023 to December 2024. This credit facility can be used for working capital and general corporate purposes.

Funds are available to the Company in both Canadian and US dollars. At August 31, 2019, $3 (2018 – $2) has been drawn as committed letters of credit against the revolving term facility. Interest rates fluctuate with Canadian prime and bankers’ acceptance rates, US bank base rates and LIBOR rates. Excluding the revolving term facility, the effective interest rate on actual borrowings under the credit facility during 2019 was nil (2018 – nil). The effective interest rate on the revolving term facility for 2019 was nil (2018 – nil).

Senior notes

The senior notes are unsecured obligations and rank equally and ratably with all existing and future senior indebtedness. The fixed rate notes are redeemable at the Company’s option at any time, in whole or in part, prior to maturity at 100% of the principal amount plus a make-whole premium.

On November 2, 2018, the Company issued $500 senior notes at a rate of 3.80% due November 2, 2023 and $500 senior notes at a rate of 4.40% due November 2, 2028.

Subsequent to year-end, on October 1, 2019, the Company repaid $1,250 of 5.65% senior notes at their maturity.

Other

Burrard Landing Lot 2 Holdings Partnership (the “Partnership”)

The Company has a 33.33% interest in the Partnership which built the Shaw Tower project with office/retail space and living/working space in Vancouver, BC. In the fall of 2004, the commercial construction of the building was completed and at that time, the Partnership issued ten year 6.31% secured mortgage bonds in respect of the commercial component of the Shaw Tower. In February 2014, the Partnership refinanced its debt. The Partnership received a mortgage loan and used the proceeds to prepay the outstanding balance of the previous mortgage and loan excess funds to each of its partners. The mortgage loan matures on November 1, 2024 and bears interest at 4.683% compounded semi-annually with interest only payable for the first five years. The mortgage loan is collateralized by the property and the commercial rental income from the building with no recourse to the Company.

In February 2018, the Partnership received an additional mortgage loan of $30 and used the proceeds to loan excess funds to each of its partners, of which the Company received $10. The additional loan matures on November 1, 2024 and bears interest at 4.14% compounded semi-annually.

Debt covenants

The Company and its subsidiaries have undertaken to maintain certain covenants in respect of the credit agreements and trust indentures described above. The Company and its subsidiaries were in compliance with these covenants at August 31, 2019.

Long-term debt repayments

Mandatory principal repayments on all long-term debt in each of the next five years and thereafter are as follows:

$
2020	1,251
2021	801
2022	1
2023	501
2024	501
Thereafter	2,295
5,350

Interest expense
	2019	2018
	$	$
Interest expense – long-term debt	280	245
Amortization of senior notes discounts	1	1
Interest income – short-term (net)	(29)	(6)
Interest expense – other	6	8
	258	248